Financial assets and liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Contingent Consideration [Roll Forward]
Remeasurement		$ 403	$ 4,303
Contingent consideration
Contingent Consideration [Roll Forward]
Expected Term				12 months
Liabilities at FVTPL | Contingent consideration
Contingent Consideration [Roll Forward]
Expected Term		6 days		7 months
Ordinary shares
Contingent Consideration [Roll Forward]
Ordinary shares (in shares)		1,290,302,187	1,154,023,928	1,279,967,187	1,141,784,114
Osiris Therapeutics, Inc. | Ordinary shares
Contingent Consideration [Roll Forward]
Ordinary shares (in shares)	10,228,239
Proceeds from issuing shares	$ 20,000
Level 3
Contingent Consideration [Roll Forward]
Opening balance		$ 21,779	$ 26,892	$ 26,892
Amount paid during the period				(20,000)
Remeasurement		(7,641)		14,887
Closing balance		14,138		21,779
Remeasurement of contingent consideration, changes in key assumptions		400		4,600
Remeasurement of contingent consideration, milestone payment		$ 8,000		$ 10,300
Expected Term		12 months